Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, tax (benefit) expense	$ 0	$ (332)	$ (217)
Foreign Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, tax (benefit) expense	$ 12,355	$ 15,550	$ 4,683